CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Share-based compensation expense	$ 211	$ 166	$ 10,479
Income tax expense, discontinued operations	0	399	101
Income tax expense, gain on disposal of discontinued operations	0	959	0
Foreign currency translation adjustments, income tax expense	0	0	0
Defined benefit pension plans, income tax expense	$ 0	$ 0	$ 0
Number of ordinary shares represented by each ADS	3	3	3